Allison L. Pristash State Street 1 Lincoln Street Mail Stop SFC0805 Boston, MA 02111 Tel +1 617 662 7031 APristash@StateStreet.com

December 1, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares U.S. ETF Trust (the “Trust”)

Securities Act File No. 333-179904;

Investment Company Act File No. 811-22649

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the following Trust funds, each dated December 1, 2020, do not differ from those contained in Post-Effective Amendment No. 591 to the Trust’s Registration Statement on Form N-1A, filed electronically on November 23, 2020.

iShares Evolved U.S. Consumer Staples ETF

iShares Evolved U.S. Discretionary Spending ETF

iShares Evolved U.S. Financials ETF

iShares Evolved U.S. Healthcare Staples ETF

iShares Evolved U.S. Innovative Healthcare ETF

iShares Evolved U.S. Media and Entertainment ETF

iShares Evolved U.S. Technology ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary

cc: Benjamin J. Haskin, Esq.